Background, Description of Business and Basis of Presentation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 13, 2021	Oct. 18, 2021	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents				$ 489,530	$ 314,055	$ 285,337
Merger Transaction fees		$ 54,300
Stock value issued for exercise of warrants					1,000,000
Acquisition of noncontrolling interests from Business Transaction				32,700
Cost of revenue			$ 400
Decrease to marketplace			300
Resale contribution margin			$ 100
Cash earnouts				0
Future milestone payments				8,800
Betcha Sports Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Business acquisition percentage of voting interests acquired	100.00%
Payments to acquire businesses	$ 759			$ 800
Cash earnouts	7,500
Future milestone payments	$ 9,700
Maximum
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share					$ 15
Minimum
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share					$ 10
Common Units [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity Method Investment, Ownership Percentage				40.10%
Class A Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares		29,431,260		2,143,438
Stock value issued for exercise of warrants		6,519,791
Warrant exercise price per share		$ 11.5
Class A Common Stock | Betcha Sports Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares	2,100,000			2,143,438
Class B Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares		118,200,000
Horizon Sponsor LLC
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents		$ 293,200
Stock issued during period, values		475,200
Repayments of debt		482,400
Acquisition of noncontrolling interests from Business Transaction		$ 18,700
Horizon Sponsor LLC | Class A Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares		50,000
Stock Issued During Period, Shares, New Issues		47,517,173
Warrant exercise price per share		$ 10
Vivid Seats Inc
Defined Benefit Plan Disclosure [Line Items]
Equity Method Investment, Ownership Percentage		40.10%
Payments of Stock Issuance Costs				$ 15,500
Vivid Seats Inc | Class A Common Stock
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share		$ 15
Hoya Intermediate, LLC
Defined Benefit Plan Disclosure [Line Items]
Equity Method Investment, Ownership Percentage				40.10%
Redemption of preferred units		$ 236,000
Stock value issued for exercise of warrants		1,000,000		1,000,000
Cash earnouts				$ 3,900
Hoya Intermediate, LLC | Maximum
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share		$ 15
Hoya Intermediate, LLC | Minimum
Defined Benefit Plan Disclosure [Line Items]
Warrant exercise price per share		$ 10
Public Warrants
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants					3,000,000
Warrant exercise price per share					$ 10
Public Warrants | Common Units [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants					3,000,000
Warrant exercise price per share					$ 15
Public Warrants | Class A Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants		18,132,776
Warrant exercise price per share		$ 11.5
Public Warrants | Class B Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants		6,000,000
Warrant exercise price per share		$ 0.001
Public Warrants | Horizon Sponsor LLC
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants				5,166,666
Public Warrants | Horizon Sponsor LLC | Class A Common Stock
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period, shares				18,132,776
Stock value issued for exercise of warrants		17,000,000		18,132,776
Warrant exercise price per share				$ 11.5
Public Warrants | Hoya Intermediate, LLC
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants		3,000,000
Warrant exercise price per share		$ 10
Public Warrants | Hoya Intermediate, LLC | Common Units [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock value issued for exercise of warrants		3,000,000
Warrant exercise price per share		$ 15